Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of change in shares of paid-in capital in the beginning and end of the period

		12/31/2024
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2023	4,923,277,339	1,508,035,689	6,431,313,028	59,516
Residents abroad	12/31/2023	35,013,020	3,337,809,300	3,372,822,320	31,213
Shares of capital stock	12/31/2023	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2024	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2024	4,918,480,340	1,325,492,746	6,243,973,086	57,783
Residents abroad	12/31/2024	39,810,019	3,520,352,243	3,560,162,262	32,946
Treasury shares (1)	12/31/2023	-	436,671	436,671	(11)
Acquisition of treasury shares		-	54,000,000	54,000,000	(1,775)
Result from delivery of treasury shares		-	(26,405,838)	(26,405,838)	877
Treasury shares (1)	12/31/2024	-	28,030,833	28,030,833	(909)
Number of total shares at the end of the period (2)	12/31/2024	4,958,290,359	4,817,814,156	9,776,104,515
Number of total shares at the end of the period (2)	12/31/2023	4,958,290,359	4,845,408,318	9,803,698,677

		12/31/2023
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2022	4,927,867,243	1,629,498,182	6,557,365,425	60,683
Residents abroad	12/31/2022	30,423,116	3,216,346,807	3,246,769,923	30,046
Shares of capital stock	12/31/2022	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2023	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2023	4,923,277,339	1,508,035,689	6,431,313,028	59,516
Residents abroad	12/31/2023	35,013,020	3,337,809,300	3,372,822,320	31,213
Treasury shares (1)	12/31/2022	-	3,268,688	3,268,688	(71)
Acquisition of treasury shares		-	26,000,000	26,000,000	(689)
Result from delivery of treasury shares		-	(28,832,017)	(28,832,017)	749
Treasury shares (1)	12/31/2023	-	436,671	436,671	(11)
Number of total shares at the end of the period (2)	12/31/2023	4,958,290,359	4,845,408,318	9,803,698,677
Number of total shares at the end of the period (2)	12/31/2022	4,958,290,359	4,842,576,301	9,800,866,660
1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury, for subsequent cancellation or replacement in the market.
2)	Shares representing total capital stock net of treasury shares.

Schedule of cost of shares purchased and average cost of treasury shares and market price

Cost / market value	12/31/2024		12/31/2023
	Common	Preferred	Common	Preferred
Minimum	-	31.42	-	25.52
Weighted average	-	32.83	-	26.49
Maximum	-	33.66	-	27.13
Treasury shares
Average cost	-	32.43	-	25.98
Market value on the last day of the base date	26.90	30.73	28.84	33.97

Schedule of calculation of dividends and interest on capital

	12/31/2024	12/31/2023	12/31/2022
Statutory net income	37,318	33,389	29,695
Adjustments:
(-) Legal reserve - 5% (1)	(1,406)	(1,669)	(1,485)
Dividend calculation basis	35,912	31,720	28,210
Minimum mandatory dividend - 25%	8,978	7,930	7,053
Dividends and interest on capital paid / accrued / identified	25,724	21,468	8,368
1)	Legal reserve must be constituted up to the limit of 20% of the Capital.

Schedule of stockholders compensation

	12/31/2024
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		6,729	(1,009)	5,720
Interest on capital - 11 monthly installments paid from February to December 2024	0.0150	1,901	(285)	1,616
Interest on capital - paid on 08/30/2024	0.2055	2,370	(356)	2,014
Interest on capital - paid on 08/30/2024	0.2134	2,458	(368)	2,090
Accrued (Recorded in Other liabilities - Social and statutory)		5,886	(882)	5,004
Interest on capital - 1 monthly installment paid on 01/02/2025	0.0150	173	(26)	147
Interest on capital - credited on 08/29/2024 to be paid until 04/30/2025	0.2320	2,673	(400)	2,273
Interest on capital - credited on 11/28/2024 to be paid on 04/30/2025	0.2640	3,040	(456)	2,584
Identified in Profit Reserves in Stockholders' Equity		15,489	(489)	15,000
Interest on capital	0.2834	3,260	(489)	2,771
Dividends	1.2509	12,229	-	12,229
Total - 01/01 to 12/31/2024		28,104	(2,380)	25,724

	12/31/2023
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		7,079	(1,061)	6,018
Interest on capital - 11 monthly installments paid from February to December 2023	0.0150	1,902	(285)	1,617
lnterest on capital - paid on 08/25/2023	0.2227	2,567	(385)	2,182
lnterest on capital - paid on 08/25/2023	0.2264	2,610	(391)	2,219
Accrued (Recorded in Other liabilities - Social and statutory)		5,236	(786)	4,450
Interest on capital - 1 monthly installment paid on 01/02/2024	0.0150	173	(26)	147
Interest on capital - credited on 09/06/2023 to be paid until 04/30/2024	0.2289	2,639	(396)	2,243
Interest on capital - credited on 11/24/2023 to be paid until 04/30/2024	0.2102	2,424	(364)	2,060
Identified in Profit Reserves in Stockholders' Equity		11,000	-	11,000
Dividends	1.1251	11,000	-	11,000
Total - 01/01 to 12/31/2023		23,315	(1,847)	21,468

	12/31/2022
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		4,906	(735)	4,171
Interest on capital - 11 monthly installment paids from February to December 2022	0.0150	1,902	(285)	1,617
Interest on capital - paid on 08/30/2022	0.2605	3,004	(450)	2,554
Accrued (Recorded in Other liabilities - Social and statutory)		4,938	(741)	4,197
Interes on capital - 1 monthly installment paid on 01/02/2023	0.0150	173	(26)	147
Interest on capital - credited on 12/08/2022 to be paid until 04/28/2023	0.4133	4,765	(715)	4,050
Total - 01/01 to 12/31/2022		9,844	(1,476)	8,368

Schedule of capital reserves and revenue reserves

	12/31/2024	12/31/2023
Capital reserves	2,732	2,620
Premium on subscription of shares	284	284
Share-based payment	2,444	2,332
Reserves from tax incentives, restatement of equity securities and other	4	4
Profit reserves (1)	121,428	104,465
Legal (2)	18,146	16,740
Statutory (3)	87,793	76,725
Special revenue (4)	15,489	11,000
Total reserves at parent company	124,160	107,085
1)	Possible surplus of Profit reserves in relation to the Capital will be distributed or capitalized as required by the following Annual General Stockholders' Meeting/Extraordinary General Stockholders' Meeting.
2)	Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
3)	Its main purpose is to ensure the yield flow to shareholders.
4)	Refers to Dividends declared after 12/31/2024 and 12/31/2023.

Schedule of non-controlling interests

	Stockholders’ equity		Income
	12/31/2024	12/31/2023	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Banco Itaú Chile	8,009	6,690	627	598	887
Itaú Colombia S.A.	21	19	-	-	3
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	706	853	174	147	123
Luizacred S.A. Soc. Cred. Financiamento Investimento	976	328	148	(49)	(50)
Other	482	983	94	76	72
Total	10,194	8,873	1,043	772	1,035